Note 11 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
( $ i n thousands )	201 5	201 4	201 3
Numerator:
Net loss attributable to ordinary shareholders	$(24,478)	$(22,174)	$(8,664)

Denominator:
Weighted-average ordinary shares outstanding-basic	21,781,933	17,310,148	3,830,837
Dilutive effect of ordinary share equivalents resulting from ordinary share options, ordinary share warrants and preferred ordinary shares (as converted)	—	—	—
Weighted-average ordinary shares outstanding-diluted	21,781,933	17,310,148	3,830,837

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year ended December 31,
	201 5	201 4	201 3
Options to purchase ordinary shares	1,108,240	1,194,612	1,252,790
Ordinary share warrant	—	—	19,473
Unvested restricted shares and RSUs	366,739	275,500	—